CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Oct. 31, 2014
Convertible Debenture Due January 2015 [Member] | Convertible Debentures Embedded Conversion Feature [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
As of January 25, 2013

Stock price on valuation date	$0.21
Conversion price	$0.15
Stock premium for liquidity	57%
Term (years)	2.00
Expected volatility	110%
Weighted average risk-free interest rate	0.3%
Trials	100,000
Aggregate fair value	$1,180,000
As of October 31, 2013

Stock price on valuation date	$0.195
Conversion price	0.15
Stock premium for liquidity	42%
Term (years)	1.25
Expected volatility	115%
Weighted average risk-free interest rate	0.3%
Trials	100,000
Aggregate fair value	$540,000

Convertible Debenture Due January 2015 [Member] | Convertible Debenture Warrant [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
As of January 25, 2013

Stock price on valuation date	$0.21
Exercise price	$0.30
Stock premium for liquidity	38%
Term (years)	3.00
Warrant exercise trigger price	41%
Expected volatility	95%
Weighted average risk-free interest rate	0.4%
Number of warrants	5,882,745
Aggregate fair value	$370 ,000

Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Convertible Debt [Table Text Block]
Face value of Convertible Debenture due January 2015		$1,765,000
Fair value of embedded conversion feature	$1,180,000
Relative fair value of Convertible Debenture Warrant	214,819
Discount	$1,394,819	(1,394,819)
Proceeds attributable to the Convertible Debenture due January 2015		$370,181

Schedule of Debt Issuance Cost [Table Text Block]
Attributable to:	Accounting Treatment	Amount
The embedded conversion feature (derivative)	Expensed as incurred	$55,999
The 8% Convertible Debenture Warrant	Charged to additional paid-in capital	10,194

The 8% Convertible Debenture	Recorded as deferred issuance costs and amortized under the interest method over the term of the 8% Convertible Debenture	17,567
Total		$83,760

Convertible Debenture Due November 2016 [Member] | Convertible Debentures Embedded Conversion Feature [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
As of November 11, 2013

Stock price on valuation date	$0.20
Conversion price	$0.189
Discount for lack of marketability	35.5%
Term (years)	3.00
Expected volatility	102.8%
Weighted average risk-free interest rate	0.62%
Trials	100,000
Aggregate fair value	$1,570,000

Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Convertible Debt [Table Text Block]
Face value of Convertible Debenture due November 2016		$3,500,000
Fair value of embedded conversion feature	$1,570,000
Relative fair value of Convertible Debenture Warrant	515,936
Discount	$2,085,936	(2,085,936)
Proceeds attributable to the Convertible Debenture due November 2016		$1,414,064

Schedule of Debt Issuance Cost [Table Text Block]
Attributable to:	Accounting Treatment	Amount

The embedded conversion feature (derivative)	Expensed as incurred	$8,593
The 8% Convertible Debenture Warrant	Charged to additional paid-in capital	2,824

The 8% Convertible Debenture	Recorded as deferred issuance costs and amortized under the interest method over the term of the 8% Convertible Debenture	7,739
Total		$19,156

Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
As of April 30, 2014

Stock price used for valuation	$0.34
6,667 shares issued per $1,000 face value
Aggregate intrinsic value of the $1,150,000 of principal outstanding on April 30, 2014, immediately prior to conversion and repayment	$1,456,797

Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
On September 9, 2014

Stock price used for valuation	$0.245
5,285 shares issued per $1,000 of face value
Aggregate gross intrinsic value of the $3,500,000 of principal outstanding on September 8, 2014, immediately prior to conversion	4,532,241
Less the face value of the convertible debenture	(3,500,000)
Intrinsic value of the derivative conversion feature	$1,032,241

Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Extinguishment of Debt [Table Text Block]
	Year Ended October 31, 2014	Year Ended October 31, 2013

Face value of debt converted	$1,440,000	$325,000
Less: discount	(658,232)	(229,964)
Plus: fair value of derivative liability	1,670,704	164,811
Net book value of debt converted	$2,452,472	$259,847
Fair value of common stock issued	2,935,387	603,364
Loss on extinguishment of debt	$(482,915)	$(343,517)

Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Extinguishment of Debt [Table Text Block]
Securities extinguished:
Face value of convertible debenture converted	$3,500,000
Less: debt discount	(1,684,801)
Less: deferred issuance costs	(7,739)
Plus: accrued interest	173,833
Plus: fair value of derivative liability	1,032,241
Plus: fair value of warrant exchanged in connection with the conversion	805,000
Net book value of converted debenture, accrued interest, derivative liability and warrant exchanged	3,818,534

Securities issued in conversion/exchange:
Fair value of 2,520,000 shares of common stock issued, net (18,498,943 shares of Conversion Common Stock issued, less 15,978,943 shares exchanged for 3,500 shares of Series A Convertible Preferred Stock)	617,400
Fair value of 3,500 shares of Series A Convertible Preferred Stock (based on a stated value per share of $1,000 and a conversion rate of $0.1892)	4,532,241
Fair value of warrant issued September 9, 2014	885,000
Subtotal of securities issued in conversion/exchange	6,034,641
(Loss) on conversion/exchange	$(2,216,107)

Convertible Debenture Warrant [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
As of November 11, 2013

Stock price on valuation date	$0.20
Exercise price	$0.378
Discount for lack of marketability	22%
Term (years)	3.00

Expected volatility	102.8%
Weighted average risk-free interest rate	0.6%
Number of warrants	9,249,472
Aggregate fair value	$740,000